Basis of Preparation	6 Months Ended
Jun. 30, 2020
Basis of Preparation [Abstract]
BASIS OF PREPARATION

2. BASIS OF PREPARATION

The interim condensed consolidated financial statements for the six months ended 30 June 2020 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements as at 31 December 2019. In addition, results for the six months ended 30 June 2020 are not necessarily indicative of the results that may be expected for the financial year ending 31 December 2020.

The interim condensed consolidated financial statements are prepared on a going concern basis under the historical cost convention modified to include the measurement at fair value of financial assets and investment properties at fair value through profit or loss, and financial assets at fair value through other comprehensive income. financial assets measured at fair value through profit and loss include quoted funds, alternative investments and quoted equities. Financial assets at fair value through other comprehensive income include quoted and unquoted equities.

On 30 January 2020, the World Health Organization declared the outbreak of coronavirus (“COVID-19”) to be a public health emergency of international concern. This coronavirus outbreak has severely restricted the level of economic activity around the world. In response to this coronavirus outbreak, the governments of many countries, states, cities and other geographic regions have taken preventative or protective actions, such as imposing restrictions on travel and business operations and advising or requiring individuals to limit or forego their time outside of their homes.

The full extent to which the COVID-19 pandemic may impact Group’s results, operations or liquidity is uncertain. Management continues to monitor the impact that the COVID-19 pandemic has on the Group, the insurance industry and the economies in which the Group operates.

Management has performed a COVID-19 impact analysis as part of its going concern assessment using information available as of the date of release of the Company’s unaudited condensed consolidated financial statements as of and for the six months ended 30 June 2020. The analysis has modelled a number of adverse scenarios to assess the potential impact that COVID-19 may have on the Group’s operations, liquidity, solvency and capital position as well as a reverse stress test to assess the stresses the period end balance sheet would have to endure before there was a breach of the Group’s required solvency ratios. These stresses include increased counterparty defaults, falls in property and equity values, credit spread widening, currency movements and increases in the value of claims.

This analysis indicates that the Group’s solvency position is and will likely remain within the Group’s “Capital Management Framework” targets, allowing the Group to exceed its regulatory capital requirements without the need for mitigating management actions. Management believes that the preparation of the Group’s financial statements on a going concern basis remains appropriate and that the Group will continue to meet its regulatory solvency requirements and liabilities with sufficient liquidity for a period of at least one year after the date of the unaudited condensed consolidated financial statements as of and for six month period ended 30 June 2020.

Based on the initial analyses, the Group is well positioned to experience a manageable impact from COVID-19 particularly in respect of its underwriting portfolio which is not materially exposed to the classes of business which are largely impacted by COVID-19. To date, this assessment is supported by the fact that as of 30 June 2020, management’s best estimates of the specific reserves in respect of COVID-19 related claims are not considered to be significant.

The Group also writes professional indemnity coverage within our casualty line of business which includes a portfolio of insurance brokers on which the Group has received notifications in respect of business interruption coverage. This portfolio is predominantly written on an excess layer basis with high attachment points and, although this portfolio accounts for the majority of the COVID-19 notifications received to date, the notifications to date are considered precautionary on the part of the broker.

With respect to claims administration, the Group has not evidenced a discernible impact on the reporting and settlement of claims, as the third-party loss adjusters and other appointed experts, in conjunction with the Group’s inhouse claims function, have demonstrated an ability to adapt effectively to the virtual world in servicing claims.

In addition, the combination of a modest allocation to equities and the high quality and diversified nature of the Group’s bond and term deposits has protected the Group from material negative mark to market adjustment in its investments portfolio.

Basis of consolidation

The interim condensed consolidated financial statements comprise the financial statements of International General Insurance Holdings Ltd. and its subsidiaries as at 30 June 2020. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

●	Exposure, or rights, to variable returns from its involvement with the investee, and

●	The ability to use its power over the investee to affect its returns

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee

●	Rights arising from other contractual arrangements

●	The Group’s voting rights and potential voting rights

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a change of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

●	Derecognizes the assets (including goodwill) and liabilities of the subsidiary;

●	Derecognizes the carrying amount of any non-controlling interest;

●	Derecognizes the cumulative translation differences, recorded in equity, if any;

●	Recognizes the fair value of the consideration received;

●	Recognizes the fair value of any investment retained;

●	Recognizes any surplus or deficit in profit or loss; and

●	Reclassifies the parent’s share of components previously recognised in other comprehensive income to profit or loss or retained earnings, as appropriate.

Subsidiaries are fully consolidated from the date of acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

The Group has the following subsidiaries and branches:

			Ownership
	Country of incorporation	Activity	30 June 2020	31 December 2019

International General Insurance Holdings Limited - Dubai	United Arab Emirates	Reinsurance and insurance	100%	-
Tiberius Acquisition Corporation	United States of America	Special purpose acquisition company	100%	-
The following entities are wholly owned by the subsidiary International General Insurance Holdings Limited - Dubai:
IGI Underwriting /Jordan “Exempted”	Jordan	Underwriting agency	100%	100%
North Star Underwriting Limited	United Kingdom	Underwriting agency	100%	100%
International General Insurance Co. Ltd.	Bermuda	Reinsurance and insurance	100%	100%
The following entities are wholly owned subsidiaries and branches by International General Insurance Co. Ltd. Bermuda:
Subsidiaries:
International General Insurance Company (UK) Limited	United Kingdom	Reinsurance and insurance	100%	100%
International General Insurance Company (Dubai) Ltd.	United Arab Emirates	Insurance intermediation and insurance management	100%	100%
Specialty Malls Investment Company	Jordan	Real estate properties development and lease	100%	100%
IGI Services Ltd	Cayman Islands	Owning and chartering aircraft	100%	100%
Branches:
International General Insurance Company Ltd. - Labuan Branch	Malaysia	Reinsurance and insurance	100%	100%

Changes in accounting policies

The accounting policies used in the preparation of the interim condensed consolidated financial statements are consistent with those used in the preparation of the annual consolidated financial statements for the year ended 31 December 2019.

There are no new standards or amendments effective in 2020 that have a material impact on the Group’s interim condensed consolidated financial statements.